Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Tarkio Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	65.07%	11.19%	15.33%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	14.16%	15.65%